Expenses by nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Expenses by nature [abstract]
Employee compensation and benefits	$ 26,472	$ 28,986
Third party and contractors costs	52,616	60,905
Depreciation	41,654	36,084
Consumables	30,850	39,515
Changes in inventory and other costs	13,711	5,786
Total Mining costs	$ 165,303	$ 171,276